LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
LOSS PER SHARE

13.   LOSS PER SHARE

Loss per share was computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2019, 2020 and 2021:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,464,796)	(2,080,825)	(2,471,127)
Denominator:
Weighted average number of ordinary shares outstanding	362,644,898	667,844,843	950,697,557
Basic and diluted loss per share	(6.80)	(3.12)	(2.60)

As a result of the Group’s net loss for the three years ended December 31, 2019, 2020 and 2021, the following weighted average numbers of the Company’s preferred shares, share options, and restricted share units outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Series A convertible redeemable preferred shares	77,000,000	—	—
Series B convertible redeemable preferred shares	37,748,300	—	—
Series C convertible redeemable preferred shares	44,286,448	—	—
Series D convertible redeemable preferred shares	64,001,162	—	—
Series E convertible redeemable preferred shares	93,580,586	—	—
Series F convertible redeemable preferred shares	116,857,842	—	—
Share options	37,951,132	42,253,493	18,640,216
Restricted share units	4,505,362	16,188,798	17,133,658